Loan from Third Parties	12 Months Ended
Dec. 31, 2025
Loan from Third Parties [Abstract]
Loan from third parties

Note 15 — Loan from third parties

Loan from third parties consist of the following:

	December 31, 2025	December 31, 2024

Loan from a third party with 6% interest per annum	$-	$578,573
Loan from a third party with 8% interest per annum	1,185,982	-
Subtotal	$1,185,982	$578,573

As of this annal report filing date, the Company have issued 489,701 Class A ordinary shares of the Company to repay $760,000 amount of this loan.